INCOME TAXES - Additional Information (Detail) $ in Thousands		9 Months Ended
	Aug. 10, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2013 USD ($)	Dec. 31, 2013 MOP
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income		12.00%	12.00%
Effective tax rate		7.40%	4.30%
Corporate income tax rate		30.00%
Bloomberry Resorts and Hotels, Inc. [Member]
Schedule Of Income Taxes [Line Items]
Franchise tax on the gross revenue or earnings	5.00%
Lump sum in lieu of Macau Complementary Tax on dividend [Member]
Schedule Of Income Taxes [Line Items]
Annual lump sum in lieu of Macau Complementary tax on dividend				$ 2,795	MOP 22,400,000
Macau Complementary Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income		12.00%	12.00%
Hong Kong Profits Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income		16.50%	16.50%
The Philippines Income Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income		30.00%	30.00%